John Hancock Trust
Supplement dated December 17, 2010
to the Prospectus dated May 3, 2010
MFC Global Investment Management (U.S.), LLC
MFC Global Investment Management (U.S.), LLC, which is the subadviser to the funds listed below, has changed its name to John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”).
Active Bond Trust
Strategic Income Opportunities Trust
Short-Term Government Income Trust
Ultra Short Term Bond Trust
MFC Global Investment Management (U.S.A.) Limited
MFC Global Investment Management (U.S.A.) Limited, which is the subadviser to the funds listed below, has changed its name to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”).
500 Index Trust
500 Index Trust B
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Disciplined Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Money Market Trust
Money Market Trust B
Optimized All Cap Trust
Optimized Value Trust
Small Cap Index Trust
Smaller Company Growth Trust
Total Stock Market Index Trust

American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Lifestyle Trusts
Effective January 1, 2011, John Hancock Asset Management was appointed as an additional subadviser to the following funds:
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust and
Lifestyle Trusts (the “Trusts”).
John Hancock Asset Management (North America) will also continue to serve as subadviser to each of the Trusts and QS Investors, LLC will also continue to serve as a subadviser to the Lifestyle Trusts.
John Hancock Asset Management , a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the Trusts as officers of John Hancock Asset Management (North America) , will continue to serve as portfolio managers of the Trusts as officers of John Hancock Asset Management. In addition, Steve Orlich and Scott Warlow, officers of John Hancock Asset Management (North America), will also be portfolio managers of the Trusts. Biographical information regarding Steve Orlich and Scott Warlow is set forth below.
Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Effective January 1, 2011, John Hancock Asset Management was appointed subadviser to the following funds:
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust (the “JHT Trusts”).
John Hancock Asset Management, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the JHT Trusts as officers of the Adviser, will continue to serve as portfolio managers of the JHT Trusts as officers of John Hancock Asset Management.

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